February 26, 1997


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DE 20549

Re: American International Life Assurance Company of New York
    Variable Account A
    Registration Numbers 33-9144, 33-39170 and 33-58502


Gentlemen:

Please note that the filing fee has been remitted under Registration Number 33-9144.

Sincerely,

Edward Bacon /s
__________________
Edward Bacon
Director Variable Accounting


February 26, 1997


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DE 20549

Re: American International Life Assurance Company of New York
    Variable Account A
    Registration Numbers 33-9144, 33-39170 and 33-58502

Gentlemen:

I am Assistant Secretary and Associate Counsel for American International Life Assurance Company of New York (the "Company"), a New York stock life insurance corporation. In connection with the offering of Deferred Variable Annuity Contracts (the "Contracts") of Variable Account A (the "Account"), a segregated investment account of the Company, I have examined such records and documents and have made such further investigation and examination as I deemed necessary for the purpose of this opinion.

It is my opinion that the Contracts, the registration of which is made definite by the accompanying Rule 24f-2 Notice of the Account, were legally issued, fully paid and non-assessable by the Account to the extent set forth in the Account's prospectus forming part of its Registration Statement on Form N-4 filed under the Securities Act of 1933 as Registration Numbers 33-9144, 33-39170 and 33-58502.

I hereby consent to the filing of this opinion with said Rule 24f-2 Notice.

Sincerely,

Kenneth D. Walma /s
__________________
Kenneth D. Walma
Assistant Secretary and Associate Counsel

KW/kr




                        Rule 24f-2
                        Notice For
 AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                        ACCOUNT A
          FILE NOS. 33-9144;33-39170 AND 33-58502

Fiscal period for which notice is filed
12/31/96

Securities registered and unsold at the beginning
of the fiscal year
0

Securities registered during this year other than
pursuant to Rule 24f-2
0

Sale price of accumulation units sold during fiscal
year ending December 31, 1996
$87,443,171

Aggregate sale price of accumulation units sold
during the fiscal year ending December 31, 1996
$87,443,171

Redemption price of accumulation units redeemed
during the fiscal year ending December 31, 1996
$9,614,659

Total amount upon which fee calculation is based
$77,828,513

Fee submitted (1/33 of 1% of total amount)
$23,585


     AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                     VARIABLE ACCOUNT A
                      BY HOWARD GUNTON /s
                  __________________________
                        HOWARD GUNTON
                VICE PRESIDENT AND COMPTROLLER